Leases - Summary of Future Remaining Lease Payments Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 567
2023	520
2024	511
2025	446
2026	54
Thereafter	0
Total lease payments	2,098
Less: imputed interest	(306)
Current portion of operating lease liability	452	$ 230
Operating lease liability, net of current portion	1,340	$ 355
Present value of operating lease liabilities	$ 1,792